Note 14 - Related Party Disclosures (Details Textual) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Directors and officers [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 0.1	$ 0.1